Summary of Material Accounting Policies - Investments in Joint Arrangements and Associates (Details)		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2023	Dec. 31, 2022
Soto Norte
Disclosure of associates [line items]
Ownership Interest	20.00%	20.00%	20.00%
Western Atlas Resources (“Western Atlas“)
Disclosure of associates [line items]
Ownership Interest		25.40%	25.40%